(LOSS)/EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
(LOSS)/EARNINGS PER SHARE
10.	(LOSS)/EARNINGS PER SHARE

Basic (loss)/earnings per ordinary share

Basic (loss)/earnings per ordinary share is calculated by dividing the net (loss)/earnings attributable to owners of the parent of US$41,009,000 (2021: profit of US$875,000) (2020: loss of US$6,388,000) by the weighted average number of ‘A’ ordinary shares in issue, net of any Treasury Shares, during the year. Basic (loss)/earnings per ordinary share from continuing operations is calculated by dividing the loss from continuing operations attributable to owners of the parent of US$41,002,000 (2021: profit of US$929,000) (2020: loss of US$6,013,000) by the weighted average number of ‘A’ ordinary shares in issue, net of any Treasury Shares, during the year.

As at December 31, 2022, the number of ‘A’ ordinary shares for the purposes of the calculation of basic (loss)/earnings per share are 134,939,327 shares (2021: 83,606,810 shares) (2020: 83,606,810 shares).

	December 31, 2022	December 31, 2021	December 31, 2020
‘A’ ordinary shares	134,939,327	83,606,810	83,606,810

Basic (loss)/earnings per share denominator	134,939,327	83,606,810	83,606,810

Reconciliation to weighted average (loss)/earnings per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 18)	96,162,410	96,162,410	96,162,410
Weighted average number of ‘A’ ordinary shares issued during the year	51,332,517	-	-
Weighted average number of treasury shares	(12,555,600)	(12,555,600)	(12,555,600)

Basic (loss)/earnings per share denominator	134,939,327	83,606,810	83,606,810

Diluted (loss)/earnings per ordinary share

Diluted (loss)/earnings per ordinary share is calculated by dividing the net (loss)/earnings attributable to owners of the parent by the weighted average number of ‘A’ ordinary shares in issue, net of any Treasury Shares, during the year, plus the weighted average number of ‘A’ ordinary shares that would be issued on the conversion of all the dilutive potential ‘A’ ordinary shares into ‘A’ ordinary shares. As the potentially dilutive instruments were anti-dilutive in all periods presented, basic (loss)/earnings per ‘A’ ordinary share and diluted (loss)/earnings per ‘A’ ordinary share are equivalent.

The following potential ‘A’ ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ‘A’ ordinary shares for the purposes of calculating diluted (loss)/earnings per ‘A’ ordinary share.

	December 31, 2022	December 31, 2021	December 31, 2020
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 19)	44,814,672	18,727,990	19,485,990
Issuable on exercise of warrants to Perceptive (Note 22)	10,000,000	-	-
Issuable on conversion of Exchangeable notes (Note 22)	38,391	18,263,254	18,263,254
Issuable on conversion of Convertible notes (Note 22)	24,691,358	-	-

Total number of potentially dilutive instruments excluded from the weighted average number of ‘A’ ordinary shares in calculating dilutive (loss)/earnings per ‘A’ ordinary share	79,544,421	36,991,244	37,749,244

Of the ‘A’ ordinary shares issuable on exercise of options, 16,800,000 are contingently issuable as their issue is contingent upon satisfaction of specified performance conditions in addition to the passage of time. The conditions governing their exercisability have not been satisfied as at the end of the reporting period.

Subsequent to the end of the reporting period, the following ordinary share transactions or potential ordinary share transactions occurred:

o
Options over 3,000,000 ‘A’ ordinary shares were granted, of which 1,400,000 are contingently issuable as their issue is contingent upon satisfaction of specified performance conditions in addition to the passage of time.

o	Options over 280,000 ‘A’ ordinary shares lapsed unexercised.
o	400,000 ‘A’ ordinary shares were issued on the exercise of options.
o	Warrants over 10,000,000 ‘A’ ordinary shares held by Perceptive were repriced from an exercise price of $0.325 per ‘A’ ordinary share to $0.268 per ‘A’ ordinary share.
(Loss)/earnings per ADS

Trinity Biotech’s ADS to ‘A’ ordinary share ratio is 1 ADS: 4 ‘A’ ordinary shares.

Basic (loss)/earnings per ADS is calculated by dividing the (loss)/earnings attributable to owners of the parent of US$41,009,000 (2021: profit of US$875,000) (2020: loss of US$6,388,000) by the weighted average number of ADS in issue, net of any Treasury Shares, during the year. Basic (loss)/earnings per ADS from continuing operations is calculated by dividing the (loss)/earnings of US$41,002,000 (2021: profit of US$929,000) (2020: loss of US$6,013,000) by the weighted average number of ADS in issue, net of any Treasury Shares, during the year.

As at December 31, 2022, the number of ADS for the purposes of the calculation of basic (loss)/earnings per ADS were 33,734,832 ADS (2021: 20,901,703 ADS) (2020: 20,901,703 ADS).

	December 31, 2022	December 31, 2021	December 31, 2020
ADS	33,734,832	20,901,703	20,901,703

Basic (loss)/earnings per ADS denominator	33,734,832	20,901,703	20,901,703

Reconciliation to weighted average (loss)/earnings per ADS denominator:
Number of ADS at January 1 (Note 18)	24,040,602	24,040,602	24,040,602
Weighted average number of shares issued during the year*	12,833,129	-	-
Weighted average number of treasury shares	(3,138,899)	(3,138,899)	(3,138,899)

Basic (loss)/earnings per ADS denominator	33,734,832	20,901,703	20,901,703

Diluted (loss)/earnings per ADS

Diluted (loss)/earnings per ADS is calculated by dividing the net (loss)/earnings attributable to owners of the parent by the weighted average number of ADS in issue, net of any Treasury Shares, during the year, plus the weighted average number of ADS that would be issued on the conversion of all the dilutive potential ADS into ADS. As the potentially dilutive instruments were anti-dilutive in all periods presented, basic (loss)/earnings per ADS and diluted earnings per ADS are equivalent.

The following potential ADS are anti-dilutive and are therefore excluded from the weighted average number of ADS for the purposes of calculating dilutive (loss)/earnings per ADS.

	December 31, 2022	December 31, 2021	December 31, 2020
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 19)	11,203,668	4,681,998	4,871,498
Issuable on exercise of warrants to Perceptive (Note 22)	2,500,000	-	-
Issuable on conversion of Exchangeable notes (Note 22)	9,598	4,565,814	4,565,814
Issuable on conversion of Convertible notes (Note 22)	6,172,840	-	-

Total number of potentially dilutive instruments excluded from the weighted average number of ADS in calculating dilutive (loss)/earnings per ADS	19,886,106	9,247,812	9,437,312

Of the ADS issuable on exercise of options, 4,200,000 are contingently issuable as their issue is contingent upon satisfaction of specified performance conditions in addition to the passage of time. The conditions governing their exercisability have not been satisfied as at the end of the reporting period.

Subsequent to the end of the reporting period, the following ordinary share transactions or potential ordinary share transactions occurred:

o	Options over 750,000 ADS were granted, of which 350,000 are contingently issuable as their issue is contingent upon satisfaction of specified performance conditions in addition to the passage of time.
o	Options over 70,000 ADS lapsed unexercised.
o	100,000 ADS were issued on the exercise of options.
o	Warrants over 2,500,000 ADS held by Perceptive were repriced from an exercise price of $1.30 per ADS to $1.071 per ADS.